SHARE-BASED COMPENSATION AND OTHER PLANS	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION AND OTHER PLANS
SHARE-BASED COMPENSATION AND OTHER PLANS

19. SHARE-BASED COMPENSATION AND OTHER PLANS

    AIG's Consolidated Statement of Operations included share-based compensation expense as follows:

Years Ended December 31, (in millions)	2011	2010	2009

Share-based compensation expense – pre-tax*	$(16)	$333	$209
Share-based compensation expense – after tax	(10)	216	151

*
As of December 31, 2011, compensation expense for the majority of AIG's outstanding share-based awards is attributed to liability-classified awards, the value of which are based on AIG's share price at the reporting date. AIG's share price was $23.20 and $57.62 at December 31, 2011 and December 31, 2010, respectively, and is the primary driver of the $349 million decrease in share-based compensation expense recognized in 2011 compared to 2010. Includes pre-tax share-based compensation expense related to discontinued operations for the years ended December 31, 2010 and 2009 of $12 million ($9 million after tax), and $21 million ($13 million after tax), respectively.

EMPLOYEE PLANS

    AIG employees are granted awards under the AIG 2010 Stock Incentive Plan, as amended (2010 Plan), under which AIG has issued restricted stock, restricted stock units (RSUs) and stock appreciation rights (SARs). The 2010 Plan supersedes all Plans for which share-based awards remain outstanding and is currently the only plan under which share-based awards can be issued.

    However, awards granted under the following employee compensation plans remain outstanding at December 31, 2011:

  •
  AIG 1999 Stock Option Plan, as amended (1999 Plan) (superseded by the 2007 Plan);

  •
  AIG 2002 Stock Incentive Plan, as amended (2002 Plan), under which AIG has issued performance restricted stock units (performance RSUs) (superseded by the 2007 Plan);

  •
  AIG 2007 Stock Incentive Plan, as amended (2007 Plan), under which AIG has issued restricted stock units (RSUs), performance restricted stock units (performance RSUs) and restricted stock (superseded by the 2010 Plan); and

  •
  SICO's Deferred Compensation Profit Participation Plans (SICO Plans).

    Share option exercises and other share awards to participants were settled by issuing previously acquired shares held in AIG's treasury account through November 30, 2009. Effective December 1, 2009, AIG is settling its share-settled awards with newly-issued shares of AIG Common Stock. Share awards made by SICO are settled by SICO.

NON-EMPLOYEE PLANS

    AIG's non-employee directors received share-based compensation in the form of deferred stock units (DSUs) under the 2010 Plan with delivery deferred until retirement from the Board. In 2011 and 2010, AIG granted to directors 21,203 and 14,484 DSUs, respectively.

STOCK OPTIONS

AIG Stock Option Plan

    Options granted under the 2007 Plan and the 1999 Plan remain outstanding at December 31, 2011. These awards generally vested over four years (25 percent vesting per year) and expire 10 years from the date of grant. There were no stock options granted since 2008; however, in 2011, AIG issued 506 shares in connection with previous exercises of options with delivery deferred.

The following table provides a roll forward of stock option activity:

As of or for the Year Ended December 31, 2011	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life

Options:
Outstanding at beginning of year	1,022,407	$1,236.64	3.20
Forfeited or expired	(312,109)	$1,383.18

Outstanding at end of year	710,298	$1,172.25	2.96

Options exercisable at end of year	710,298	$1,172.25	2.96

    The aggregate intrinsic value for all outstanding option is zero. At December 31, 2011, no unrecognized compensation costs remain for outstanding stock options under these plans.

OTHER SHARE-SETTLED AWARDS UNDER SHARE-BASED PLANS

AIG 2010 Stock Incentive Plan

    The 2010 Plan was adopted at the 2010 Annual Meeting of Shareholders. The total number of shares of common stock that may be granted under the Plan is 60,000,000 (the reserve). During 2011, AIG granted DSUs, RSUs, restricted stock and stock appreciation rights under the 2010 Plan. Each RSU, DSU and share of restricted stock awarded reduces the number of shares available for future grants by one share. The reserve is also reduced for the issuance of cash-settled share-based awards regardless of the form in which the award is originally granted. At December 31, 2011, a total of 31,287,400 shares remained in reserve for future grants under the 2010 Plan.

    In December 2011 and 2010, AIG granted 1,135,166 and 587,681, respectively, fully-vested shares of non-transferable AIG Common Stock (restricted stock) under the 2010 Stock Incentive Plan to certain of AIG's most highly compensated employees and executive officers. The restricted stock generally becomes transferable in March of the second year following grant or on the second or third anniversary of grant in accordance with the terms of the employee's award.

AIG 2007 Stock Incentive Plan

    The 2007 Plan was adopted at the 2007 Annual Meeting of Shareholders. The 2010 Plan superseded the 2007 Plan, therefore, there were no grants made under the 2007 Plan subsequent to May 11, 2010. During 2010, 114,521 time-vested RSUs were granted under the 2007 Plan and will vest on the second or the third anniversary of the date of grant.

    In 2010, a total of 118,605 fully-vested shares of non-transferable AIG Common Stock (restricted stock) were granted to certain of AIG's most highly compensated employees and executive officers under the 2007 Plan. Of such restricted shares, 39,535 became transferable in March 2011 and the remaining restricted stock will become transferable on the second or third anniversary of grant in accordance with the terms of the employee's award.

AIG 2002 Stock Incentive Plan

    The 2002 Plan was adopted in 2002 and superseded by the 2007 Plan. Only the AIG 2005-2006 Deferred Compensation Profit Participation Plan (DCPPP) and the AIG Partners Plan, which provide share-based compensation to key AIG employees including senior executive officers, remained outstanding under the 2002 Plan at December 31, 2011. Participants in these plans were awarded RSUs if certain market or performance measures were met over a specified period of time as determined by AIG's Compensation and Management Resources Committee. The RSUs awarded under the DCPPP and the AIG Partners Plan vested in three and two installments, respectively, with the final installments vesting in January 2012; at December 31, 2011, a total of 34,126 and 19,950 RSUs in the respective plans remained outstanding, all of which vested and were settled by the net issuance of AIG Common Stock in January 2012.

SICO Plans

    The SICO Plans provide that shares of AIG Common Stock currently held by SICO are set aside for the benefit of the participant and distributed upon retirement. The SICO Board of Directors currently may permit an early payout of shares under certain circumstances. Prior to payout, the participant is not entitled to vote, dispose of or receive dividends with respect to such shares, and shares are subject to forfeiture under certain conditions, including but not limited to the participant's termination of employment with AIG prior to normal retirement age. A significant portion of the awards under the SICO Plans vest the year after the participant reaches age 65, provided that the participant remains employed by AIG through age 65. The portion of the awards for which early payout is available vest on the applicable payout date.

    Although none of the costs of the various benefits provided under the SICO Plans have been paid by AIG, AIG has recorded compensation expense for the deferred compensation amounts payable to AIG employees by SICO, with an offsetting amount credited to Additional paid-in capital reflecting amounts deemed contributed by SICO.

    The SICO Plans are also described in Note 16 herein.

RESTRICTED STOCK AND RESTRICTED STOCK UNIT VALUATION

    The fair value of restricted stock and RSUs is based on the closing price of AIG Common Stock on the date of grant.

The following table summarizes outstanding share-settled awards and RSUs that are fully vested on the date of grant but subject to transfer restrictions under the foregoing plans*:

	Number of Shares/RSUs				Weighted Average Grant-Date Fair Value
As of or for the Year Ended December 31, 2011	Time- vested RSUs	2002 Plan	Total AIG Plan	Total SICO Plans	Time- vested RSUs	2002 Plan	Total AIG Plans	Total SICO Plans

Unvested, beginning of year	117,664	43,064	160,728	238,613	$171.21	$1,016.42	$397.67	$1,215.16
Granted	1,502,238	-	1,502,238	-	24.36	-	24.36	-
Vested	(1,410,100)	(2,193)	(1,412,293)	(17,945)	29.13	313.33	29.58	(1,112.87)
Forfeited	(18,128)	(1,913)	(20,041)	(24,761)	377.94	1,003.73	437.68	(1,229.84)

Unvested, end of year	191,674	38,958	230,632	195,907	$45.95	$1,043.08	$214.39	$1,209.45

*
Excludes DSUs and options, which are discussed under the Non-Employee Plans and Stock Options sections above.

    The total unrecognized compensation cost (net of expected forfeitures) related to unvested SICO awards is $71 million and the weighted-average and expected period of years over which those costs are expected to be recognized are 5.41 years and 28 years, respectively. The unrecognized expense for all other awards total $1 million, with a weighted average period of less than one year.

LIABILITY AWARDS

    AIG has issued various share-based grants, including restricted stock units, linked to AIG Common Stock, but providing for cash settlement to certain of its most highly compensated employees and executive officers. Share-based cash settled awards are recorded as liabilities until the final payout is made or the award is replaced with a stock-settled award. Unlike stock-settled awards, which have a fixed grant-date fair value (unless the award is subsequently modified), the fair value of unsettled or unvested liability awards is remeasured at the end of each reporting period based on the change in fair value of one share of AIG Common Stock. The liability and corresponding expense are adjusted accordingly until the award is settled.

Stock Salary Awards

    In 2009, AIG established a program of regular grants of vested stock or units that is generally referred to as "Stock Salary". Stock Salary is determined as a dollar amount through the date that salary is earned and accrued at the same time or times as the salary would otherwise be paid in cash. Stock Salary was granted to any individual qualifying as a senior executive officer or one of AIG's next twenty most highly compensated employees (the Top 25). Stock Salary for a Top 25 employee (other than AIG's CEO) is settled in three equal installments on the first, second and third anniversary of grant. Stock Salary was also granted to individuals qualifying as an executive officer or one of AIG's next 75 most highly compensated employees (Top 26-100), and will be settled on either the first or third anniversary of grant in accordance with the terms of an employee's award. The Stock Salary grants issued in 2009 were awarded in the form of immediately vested RSUs, and the number of units awarded was based on the value of AIG Common Stock on the grant date. The RSUs are settled in cash based on the value of AIG Common Stock on the applicable settlement date. During 2011 and 2010, AIG paid $6 million and $18 million to settle awards and recognized a reduction of $39 million and a charge of $36 million in compensation expense in the respective years for unsettled awards to reflect fluctuations in the price of AIG Common Stock.

    In 2010, AIG adopted the Long-Term Performance Units Plan (LTPU) and awarded Stock Salary in the form of LTPUs. The units were fully vested on the date of grant and settlement terms are substantially the same as the 2009 Stock Salary awards. Each unit was measured based on the underlying value of a mix of AIG hybrid securities and AIG Common Stock weighted 80 percent and 20 percent, respectively, and both components were market observable. Pursuant to their terms, as a result of the Recapitalization with the Department of the Treasury, the AIG hybrid securities portion of all outstanding LTPUs was converted into AIG Common Stock based on the values of such securities and AIG Common Stock on April 14, 2011, the time of the conversion; thereafter, the value of any unsettled 2010 Stock Salary award was based solely on AIG Common Stock. During 2011, AIG paid $29 million to settle the 2010 Stock Salary awards. AIG also recognized a reduction of $37 million and a charge of $156 million in compensation expense in 2011 and 2010, respectively, related to this plan.

    The terms of the 2011 Stock Salary awards for the Top 25 and the Top 26-100 are substantially the same as the 2009 Stock Salary awards, except that the awards to the Top 26-100 will be settled on the first anniversary of the respective grants. AIG recognized compensation expense of $75 million for fully vested unsettled awards as of December 31, 2011, which reflects fluctuations in the price of AIG Common Stock during 2011.

Restricted Stock Units

TARP RSUs

    TARP RSUs awarded require the achievement of objective performance metrics as a condition to entitlement. TARP RSUs granted to the Top 25 (other than AIG's CEO) vest on the third anniversary of grant, while TARP RSUs granted to the Top 26-100 vest on the second anniversary of grant and are subject to transferability restrictions for an additional year after vesting. When vested and transferable, an award will be settled in 25 percent installments in proportion to AIG's repayment of its TARP obligations.

Other RSUs

    Fully-vested RSUs totaling 271,131 were issued in March 2011 to certain employees in the Top 26-100 based on 2010 performance. Similarly, 301,645 fully vested RSUs were issued in March 2010 for performance in 2009. The RSUs for both awards will be cash-settled in March 2014 and 2013 for the 2010 and 2009 grants, respectively, based on the value of AIG Common Stock on each settlement date. AIG recorded expense of $8 million and $9 million in December 2010 and December 2009, respectively, when the awards were initially granted.

Long Term Incentive Plans

    In 2009, AIG established the Long-Term Incentive Plan (LTIP) under which middle management employees were offered the opportunity to receive additional compensation in the form of cash and SARs if certain performance metrics are met. The SARs component was added to the 2009 LTIP with the adoption of AIG's 2010 Long-Term Incentive Plan (2010 LTIP) in March 2010. The ultimate value of LTIP awards is contingent on the achievement of performance measures aligned to the participant's business unit over a two-year period and such value could range from zero to twice the target amount. Subsequent to the performance period, the earned awards are subject to an additional time-vesting period. This results in a graded vesting schedule for the cash portion of up to two years, while the SARs portion cliff-vests two years after the performance period ends. The strike price for the majority of SARs, which is based on AIG's average share price over the 30-day period prior to the March grant date, was $37.40 for SARs issued under the 2011 LTIP. On January 19, 2011, the previous strike price of $31.91 for SARs issued under both the 2010 LTIP and the 2009 LTIP was adjusted to $26.97 pursuant to anti-dilution provisions of the LTIP due to the issuance of warrants in connection with the Recapitalization (see Note 1 for additional discussion). The cash portion of the awards expensed in 2011 and 2010 totaled approximately $199 million and $258 million, respectively. AIG recognizes compensation expense over the respective vesting periods for these plans.

The following table presents a rollforward of SARs and cash-settled RSUs as well as the related expenses:

	Number of Units
Year Ended December 31, 2011	SARs	TARP RSUs	RSUs(a)

Unvested, beginning of year	7,960,877	645,546	-
Granted(b)	8,745,612	938,226	271,131
Vested(c)	(2,237,332)	(96,980)	(271,131)
Forfeited	(346,095)	(72,563)	-

Unvested, end of year	14,123,062	1,414,229	-

Net compensation expense for the year (in millions)	$(42)	$3	$(2)

(a)
Represent fully vested RSUs that were awarded in March 2011 based on 2010 performance. On December 20, 2011, 87,267 of these RSUs were replaced with restricted stock, which is reflected in the 2010 Plan discussion and the applicable table above.

(b)
The number of SARS outstanding increased by 1,548,574 on January 19, 2011 pursuant to anti-dilution provisions of the LTIP due to the issuance of warrants in connection with the Recapitalization.

(c)
Pursuant to the terms of the LTIP, vesting was accelerated for SARs awarded to employees who became retirement eligible.

The total unrecognized compensation cost (net of expected forfeitures) related to unvested SARs and cash-settled RSUs and the weighted-average periods over which those costs are expected to be recognized are as follows:

At December 31, 2011 (in millions)	Unrecognized Compensation Cost	Weighted- Average Period (years)	Expected Period (years)

SARs	$25	1.16	3
TARP RSUs	21	1.17	3

Stock Appreciation Rights Valuation

    AIG uses a Monte Carlo simulation approach, which incorporates a range of input parameters that is consistently applied, to determine the fair value of SARs awards at each reporting period. The table below presents the assumptions used to estimate the fair value of SARs on December 31, 2011.

2011

Expected dividend yield(a)	-%
Expected volatility(b)	35.42 - 43.81%
Weighted-average volatility	42.06%
Risk-free interest rate(c)	0.66 - 0.81%
Expected term(d)	1.0 - 3.0 years

(a)
The dividend yield is estimated at zero percent given AIG's recent dividend history. See Note 17 herein for additional information.

(b)
The expected volatilities are the implied volatilities with the nearest maturity and strike as of valuation date from actively traded stock options on AIG Common Stock.

(c)
The risk-free interest rate is the continuously compounded interest rate for the term between the valuation date and maturity date that is assumed to be constant and equal to the interpolated value between the closest data points on the USD LIBOR-Swap curve as of valuation date.

(d)
The term to maturity is specified in the contract of each SARs grant.